Shareholder Report, Holdings (Details)	Jun. 30, 2026
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	16.73%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.21%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Morningstar Conservative ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	16.73%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.21%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.97%
Morningstar Conservative ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	31.04%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	54.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	11.71%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	31.04%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	54.45%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	11.71%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Morningstar Income and Growth ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	44.14%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.15%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	18.74%
Morningstar Balanced ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	44.14%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	36.15%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	18.74%
Morningstar Balanced ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	57.55%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.42%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	24.97%
Morningstar Growth ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	57.55%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	17.42%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	24.97%
Morningstar Growth ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	65.96%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	31.11%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class I | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	65.96%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | U.S. Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Non-U.S. Equity
Holdings [Line Items]
Percent of Net Asset Value	31.11%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Class II | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	30.54%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.21%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.10%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	14.57%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.58%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.27%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.83%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.06%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.33%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.28%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.15%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.02%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	4.91%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Alerian Energy Infrastructure Portfolio | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	59.64%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | U.S. Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	30.54%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Canadian Energy Infrastructure Companies
Holdings [Line Items]
Percent of Net Asset Value	27.21%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | U.S. Energy Infrastructure MLPs
Holdings [Line Items]
Percent of Net Asset Value	27.10%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | U.S. General Partners
Holdings [Line Items]
Percent of Net Asset Value	14.57%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	0.58%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Enbridge, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.27%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	7.83%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Enterprise Products Partners LP
Holdings [Line Items]
Percent of Net Asset Value	7.06%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | The Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.33%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | DT Midstream, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.28%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Kinder Morgan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.15%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.02%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Plains GP Holdings LP
Holdings [Line Items]
Percent of Net Asset Value	4.91%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.89%
ALPS | Alerian Energy Infrastructure Portfolio | Class III | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	59.64%
ALPS Global Opportunity Portfolio | Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.68%
ALPS Global Opportunity Portfolio | Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.55%
ALPS Global Opportunity Portfolio | Class I | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.18%
ALPS Global Opportunity Portfolio | Class I | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.53%
ALPS Global Opportunity Portfolio | Class I | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.57%
ALPS Global Opportunity Portfolio | Class I | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	3.52%
ALPS Global Opportunity Portfolio | Class I | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS Global Opportunity Portfolio | Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.15%
ALPS Global Opportunity Portfolio | Class I | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS Global Opportunity Portfolio | Class I | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.73%
ALPS Global Opportunity Portfolio | Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS Global Opportunity Portfolio | Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.76%
ALPS Global Opportunity Portfolio | Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.53%
ALPS Global Opportunity Portfolio | Class I | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Global Opportunity Portfolio | Class I | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.58%
ALPS Global Opportunity Portfolio | Class I | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.39%
ALPS Global Opportunity Portfolio | Class I | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
ALPS Global Opportunity Portfolio | Class I | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS Global Opportunity Portfolio | Class I | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	4.06%
ALPS Global Opportunity Portfolio | Class I | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	3.93%
ALPS Global Opportunity Portfolio | Class I | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS Global Opportunity Portfolio | Class I | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ALPS Global Opportunity Portfolio | Class I | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.85%
ALPS Global Opportunity Portfolio | Class I | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.33%
ALPS Global Opportunity Portfolio | Class I | Investor AB, B Shares Class B
Holdings [Line Items]
Percent of Net Asset Value	2.51%
ALPS Global Opportunity Portfolio | Class III | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	50.68%
ALPS Global Opportunity Portfolio | Class III | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.55%
ALPS Global Opportunity Portfolio | Class III | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	8.18%
ALPS Global Opportunity Portfolio | Class III | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	5.53%
ALPS Global Opportunity Portfolio | Class III | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.57%
ALPS Global Opportunity Portfolio | Class III | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	3.52%
ALPS Global Opportunity Portfolio | Class III | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.33%
ALPS Global Opportunity Portfolio | Class III | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.15%
ALPS Global Opportunity Portfolio | Class III | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.98%
ALPS Global Opportunity Portfolio | Class III | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.73%
ALPS Global Opportunity Portfolio | Class III | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.12%
ALPS Global Opportunity Portfolio | Class III | ITALY
Holdings [Line Items]
Percent of Net Asset Value	0.76%
ALPS Global Opportunity Portfolio | Class III | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	0.53%
ALPS Global Opportunity Portfolio | Class III | Cash, Cash Equivalents, & Other Net Assets
Holdings [Line Items]
Percent of Net Asset Value	2.37%
ALPS Global Opportunity Portfolio | Class III | Total % of Top 10 Holdings
Holdings [Line Items]
Percent of Net Asset Value	38.58%
ALPS Global Opportunity Portfolio | Class III | 3i Group PLC
Holdings [Line Items]
Percent of Net Asset Value	4.39%
ALPS Global Opportunity Portfolio | Class III | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.36%
ALPS Global Opportunity Portfolio | Class III | KKR & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.34%
ALPS Global Opportunity Portfolio | Class III | Brederode SA
Holdings [Line Items]
Percent of Net Asset Value	4.06%
ALPS Global Opportunity Portfolio | Class III | Ares Management LP
Holdings [Line Items]
Percent of Net Asset Value	3.93%
ALPS Global Opportunity Portfolio | Class III | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.91%
ALPS Global Opportunity Portfolio | Class III | HgCapital Trust PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ALPS Global Opportunity Portfolio | Class III | Apollo Global Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.85%
ALPS Global Opportunity Portfolio | Class III | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.33%
ALPS Global Opportunity Portfolio | Class III | Investor AB, B Shares Class B
Holdings [Line Items]
Percent of Net Asset Value	2.51%